advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
advance billings and customer deposits
Contract liabilities at beginning of period	$ 801	$ 811
Revenue deferred in previous period and recognized in current period	(577)	(648)
Net additions arising from operations	539	605
Additions arising from business acquisitions	43	33
Contract liabilities at end of period	806	801
Current	735	718
Non-current
Deferred revenues	61	70
Deferred customer activation and connection fees	$ 10	$ 13